Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	September 30,	September 30,
	2024	2023
ASSETS
ASSETS:
Cash and cash equivalents	$25,985	$254,483
Prepayments and other current assets	23,332	10,000
TOTAL CURRENT ASSETS	49,317	264,483

Investments in subsidiaries	668,219	4,163,507
TOTAL ASSETS	$717,536	$4,427,990

EQUITY:
Authorized share capital of $50,000 divided into 9,000,000 Class A ordinary shares of $0.005 par value per share and 1,000,000 Class B ordinary shares of $0.005 par value per share; with 1,577,944 Class A ordinary shares issued and outstanding as of September 30, 2024 and 2023 and 403,000 Class B ordinary shares issued and outstanding as of September 30, 2024 and 2023.
Class A ordinary shares	$7,890	$7,890
Class B ordinary shares	2,015	2,015
Additional paid in capital	19,450,741	19,467,664
Statutory reserves	1,007,027	1,007,027
Accumulated deficits	(18,541,751)	(14,835,585)
Accumulated other comprehensive loss	(1,208,386)	(1,221,021)
TOTAL SHAREHOLDERS’ EQUITY	717,536	4,427,990

TOTAL LIABILITIES AND EQUITY	$717,536	$4,427,990

Schedule of Parent Company Statements of (Loss) Income and Comprehensive(Loss) Income

PARENT COMPANY STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE(LOSS) INCOME

	For the Years Ended September 30,
	2024	2023	2022

Equity in loss of subsidiaries	$(3,529,999)	$(3,684,384)	$(2,134,752)
General and administration expenses and others	(176,167)	(2,101,927)	(4,568)
NET LOSS	(3,706,166)	(5,786,311)	(2,139,320)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	12,635	(403,073)	858,703
COMPREHENSIVE LOSS	$(3,693,531)	$(6,189,384)	$(1,280,617)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(3,706,166)	$(5,786,311)	$(2,139,320)
Equity in loss of subsidiaries	3,529,999	3,684,384	2,134,752
Share based compensations	-	1,825,000	-
Prepayments and other assets	(23,332)	(10,000)	-
NET CASH USED IN OPERATING ACTIVITIES	(199,499)	(286,927)	(4,568)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Loan to) payment from subsidiaries	(38,999)	533,961	(18,124,364)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(38,999)	533,961	(18,124,364)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	-	-	18,275,182
Payment for issuance costs	-	-	(151,646)
Advance from related party	10,000	2,287	10,558
NET CASH PROVIEDED BY FINANCING ACTIVITIES	10,000	2,287	18,134,094

CHANGES IN CASH AND CASH EQUIVALENTS	(228,498)	249,321	5,162
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	254,483	5,162	-
CASH AND CASH EQUIVALENTS END OF YEAR	$25,985	$254,483	$5,162